Note 4 - Other Assets	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Other Assets Disclosure [Text Block]
4.	Other Assets

Other assets as shown on the accompanying Consolidated Balance Sheets include the following as of December 31, 2015 and 2014:

	2015	2014
Technology licenses	$248,855	$248,855
Accumulated amortization – technology licenses	(248,855)	(248,855)
Deposits	11,010	11,010
Total other assets	$11,010	$11,010

Amortization expense related to technology licenses was $-0-, $10,000, and $10,000 during the years ended December 31, 2015, 2014 and 2013, respectively.